Debt	12 Months Ended
Dec. 31, 2013
Debt [Abstract]
Debt
Note 10: Debt

The Company’s debt obligations were as follows:

	December 31,
(dollars in millions)	2013	2012

Senior notes:
Floating rate notes due June 2, 2014	$250.0	$250.0
1.6% notes due April 30, 2015	250.0	250.0
1.15% notes due December 15, 2016	250.0	–
6.375% notes due July 15, 2018	450.0	450.0
4.5% notes due June 1, 2021	250.0	250.0
3.6% notes due April 30, 2022	250.0	250.0
4.0% notes due December 15, 2023	250.0	–
7.0% notes due July 15, 2038	300.0	300.0
5.95% notes due June 1, 2041	250.0	250.0
5.125% notes due December 15, 2043	250.0	–
Unamortized original issue discount	(7.0)	(4.1)
Other debt	56.6	19.6
Obligations under capital leases	60.2	60.7
	2,859.8	2,076.2
Current maturities	(297.0)	(29.2)

Long-term maturities	$2,562.8	$2,047.0

Senior Notes

On December 16, 2013, the Company completed the public offering of $750.0 million in aggregate principal amount of senior unsecured notes as follows:
•	$250.0 million principal amount of 1.15% Senior Notes due December 15, 2016, sold at on offering price of 99.982%;
•	$250.0 million principal amount of 4.0% Senior Notes due December 15, 2023, sold at on offering price of 99.641%; and
•	$250.0 million principal amount of 5.125% Senior Notes due December 15, 2043, sold at on offering price of 99.092%;

Interest on the notes will be payable semiannually on June 15 and December 15 of each year, beginning on June 15, 2014.  The notes may be redeemed in whole or in part by the Company prior to maturity for an amount equal to the principal amount of the notes redeemed plus a make-whole premium as described further in the Supplemental Indenture for each respective Senior Note.  All of the Company’s senior notes rank equally with the Company’s other existing unsecured and unsubordinated debt.

Proceeds from the issuance of these notes will be used to repurchase shares of the Company’s common stock and for general corporate purposes, which may include the repayment at maturity of the Company’s floating rate notes due June 2, 2014.  The proceeds may initially be invested in short-term marketable securities or may be used to repay short-term indebtedness prior to being used for their above stated purpose.

Multicurrency Revolving Letter of Credit and Credit Facilities

The Company’s Credit Agreement dated April 14, 2008 (as amended and restated, the "Amended Credit Agreement") provides for a multi-currency borrowing capacity of $835.0 million and matures on June 6, 2016. Pursuant to the Amended Credit Agreement, Cameron may borrow funds at the London Interbank Offered Rate (LIBOR) plus a spread, which varies based on the Company’s current debt rating, and, if aggregate outstanding credit exposure exceeds one-half of the total facility amount, an additional fee will be incurred. At December 31, 2013, the Company had issued letters of credit totaling $25.4 million under this revolving credit facility, with the remaining amount of $809.6 million available for use.

The Company also has a $170.0 million three-year committed multi-currency revolving letter of credit facility with a third party bank (as amended, the "Amended Facility"). Under the Amended Facility, standby letters of credit, generally with terms of up to two years, may be issued by the bank in U.S. dollars, euros, pound sterling or other mutually agreed-upon currencies. The Amended Facility is governed by the same financial covenants as the Amended Credit Agreement and has a maturity date of February 2, 2015. At December 31, 2013, Cameron had issued letters of credit totaling $126.4 million under the Amended Facility, with the remaining amount of $43.6 million available for use.

Other

Other debt, some of which is held by entities located in countries with high rates of inflation, has a weighted-average interest rate of 6.1% at December 31, 2013 (9.2% at December 31, 2012).

Future maturities of the Company’s debt (excluding the remaining amount of unamortized discount and capital leases) are approximately $284.1 million in 2014, $251.1 million in 2015, $271.4 million in 2016, $450.0 million in 2018 and $1.55 billion thereafter.

In addition to the above, the Company also has other unsecured and uncommitted credit facilities available to its foreign subsidiaries to fund ongoing operating activities. Certain of these facilities also include annual facility fees.

Information on interest expensed and paid during the three years ended December 31, 2013 was as follows:

	Year Ended December 31
(dollars in millions)	2013	2012	2011

Interest expensed	$114.5	$104.4	$92.4
Interest paid	$105.1	$96.7	$102.8